Net Loss Per Share - Anti-dilutive common equivalent shares (Details) - BFLY Operations Inc - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive common equivalent shares	129,985,170	117,935,247
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive common equivalent shares	26,742,256	14,692,333
Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive common equivalent shares	103,242,914	103,242,914